Reversals (Impairments) of tangible and intangible assets and right-of-use assets (Tables)	12 Months Ended
Dec. 31, 2022
Reversals (Impairments) of tangible and intangible assets and right-of-use assets
Schedule of sensitivity analysis and the main underlying assumptions of each elaboration
	Value in use of the O&G CGUs Headroom vs Carrying amounts		Assumption at 2050 in real terms USD 2021
	tax-deductible CO2 charges	non tax-deductible CO2 charges	Brent price	European gas price	Cost of CO2
Eni's scenario	>100%	-	43 $/bbl	5.3 $/mmBTU	CO2 costs projections in the EU/ETS + projections of forestry costs
10% haircut of Eni's prices assumptions	80%	-	39 $/bbl	4.8 $/mmBTU	CO2 costs projections in the EU/ETS + projections of forestry costs
IEA NZE 2050 scenario	55%	49%	24 $/bbl	3.8 $/mmBTU	250-180 $ per tonne of CO2 (*)

(*) Prices relating to advanced/emerging economies

Schedule of results of the sensitivity test in terms of changes in the cumulated headroom of oil&gas CGUs and potential pre-tax income statement impacts
	2023	2025	2030	2040	2050
Brent $/bbl	73	63	62	53	43
TTF natural gas price $mmBtu	23.5	13.5	6.0	6.0	5.3

Schedule of sensititivity analysis for linear cut of -10% of hydrocarbon prices for cash flow projections
Sensitivity - 10% to Eni prices assumptions
(€ billion)	Sensitivity
Exploration & Production assets	(0.7)

Schedule of sensititivity analysis for assumption of the projections of hydrocarbon prices and CO2 costs of the decarbonization scenario
Hydrocarbon prices and CO2 costs of the IEA NZE 2050 scenario
(€ billion)	Sensitivity
	Tax-deductible CO2 charges	Non tax-deductible CO2 charges
Exploration & Production assets	(2.1)	(2.8)